Property, Plant and Equipment - Summary of Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Property Plant And Equipment [Abstract]
Sales, retirements and other movements reclassified from exploration and evaluation assets to production assets	$ 1,065